OTHER FINANCIAL ITEMS (Tables)	6 Months Ended
Jun. 30, 2022
Other Financial Items [Abstract]
Schedule of other financial items, net
Other financial items, net comprise of the following items:

	Six months ended
(in thousands of $)	June 30, 2022	June 30, 2021
Net cash movement on non-designated derivatives and swap settlements	(1,692)	(3,558)
Net gain in fair value movements of non-designated derivatives	12,718	6,937
Change in allowance for expected credit losses	582	716
Other items	(1,525)	(338)
Total other financial items, net	10,083	3,757